Submission	Oct. 13, 2026
Submission [Line Items]
Central Index Key	0000009631
Registrant Name	BANK OF NOVA SCOTIA
Registration File Number	333-298611
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES